Income Taxes - Summary of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance – beginning of year	$ 10,539	$ 10,183	$ 10,114
Deferred income tax expense	510	422	53
Foreign exchange adjustments	52	(66)	16
Acquisitions	188	0	0
Balance – end of year	$ 11,289	$ 10,539	$ 10,183